Schedule of Investments
September 30, 2020 (unaudited)
Tactical Moderate Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 20.87%

Beverages - 0.32%
PepsiCo., Inc. (2)			877	121,552

Cable & Other Pay Television Services - 1.24%
Comcast Corp. Class A (2)			5,077	234,862
Liberty Broadband Corp. Class C (2)			1,670	238,593

				473,455

Electric, Gas & Sanitary Services - 0.93%
Berkshire Hathaway, Inc. Class B (2)			1,665	354,545

Electronic Computers - 0.64%
Apple, Inc.			2,120	245,517

Food & Kindred Products - 0.31%
Mondelez International, Inc. Class A			2,086	119,841

Heating Equip, Except Elec & Warm Air & Plumbing Fixtures - 0.12%
Sunrun, Inc. (2)			592	45,625

Industrial Instruments For Measurement, Display, And Control - 0.32%
Danaher Corp.			565	121,661

Measuring & Controlling Devices, Nec - 0.32%
Thermo Fisher Scientific, Inc. (2)			277	122,301

Oil, Gas Field Services, Nbc - 0.33%
Schlumberger Ltd.			8,064	125,476

Pharmaceutical Preparations - 2.93%
Bristol-Myers Squibb Co. (2)			3,938	237,422
Johnson & Johnson			804	119,700
Merck & Co., Inc.			6,327	524,825
Pfizer, Inc.			6,499	238,513

				1,120,460

Radio Broadcasting Stations - 0.11%
Spotify Technology SA (2)			166	40,267

Retail-Auto Dealers & Gasoline Stations - 0.11%
Carvana Co. (2)			193	43,051

Retail-Catalog & Mail-Order Houses - 1.26%
Amazon.com, Inc. (2)			153	481,756

Retail-Retail Stores, Nec - 0.11%
JD.com, Inc. ADR (2)			527	40,900

Retail-Variety Stores - 1.72%
Costco Wholesale Corp.			341	121,055
Target Corp.			1,518	238,964
Walmart, Inc. (2)			2,118	296,329

				656,348

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.31%
Intercontinental Exchange, Inc. (2)			1,165	116,558

Semiconductors & Related Devices - 1.33%
Intel Corp. (2)			4,691	242,900
Nvidia Corp.			493	266,821

				509,721

Services- Business Services, Nec - 1.65%
Lyft, Inc. (2)			5,057	139,320
PayPal Holdings, Inc. (2)			210	41,376
Pinduoduo, Inc. ADR (2)			530	39,300
Visa, Inc. Class A			2,052	410,338

				630,334

Services- Computer Programming, Data Processing, Etc. - 1.49%
Alphabet, Inc. Class A (2)			129	189,062
Facebook, Inc. Class A (2)			544	142,474
The Trade Desk, Inc. Class A			461	239,158

				570,694

Services-Educational Services - 0.69%
Chegg, Inc.			3,667	261,970

Services-Miscellaneous Business Services - 0.10%
Sea Ltd. ADR			253	38,972

Services-Prepackaged Software - 1.75%
Datadog, Inc. (2)			434	44,337
Microsoft Corp.			1,881	395,631
CrowdStrike Holdings, Inc. (2)			288	39,548
Salesforce.com, Inc. (2)			598	150,289
Twilio, Inc. Class A			160	39,534

				669,339

Services-Telephone Interconnect Systems - 0.71%
Slack Technologies, Inc. (2)			10,137	272,280

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.31%
Procter & Gamble Co.			851	118,280

Telephone Communications (No Radio Telephone) - 1.74%
AT&T, Inc.			15,113	430,872
Verizon Communications, Inc.			3,945	234,688

				665,560

Wholesale-Groceries & Related Products - 0.01%
Core Mark Holding Co., Inc.			98	2,835

Total Common Stocks			(Cost $ 7,659,910)	7,969,298

Corporate Bonds - 15.01%

Air Transportation, Scheduled - 0.66%
Delta Airlines, Inc., 2.600%, 12/04/2020			250,000	250,326

Beverages - 0.54%
Pernod Ricard SA REGS, 5.750%, 04/07/2021			200,000	205,422

Electric Services - 0.66%
Southern California Edison Co., 2.900%, 03/01/2021			250,000	252,652

Finance Services - 1.47%
American Express Co., 3.000%, 02/22/2021			250,000	252,083
American Express Co., 3.700%, 11/05/2021			300,000	309,981

				562,064

Fire, Marine & Casualty Insurance - 1.34%
American International Group, Inc., 6.400%, 12/15/2020			200,000	202,424
Progressive Corp., 3.750%, 08/23/2021			300,000	309,203

				511,627

Hospital & Medical Service Plans - 0.39%
Anthem, Inc., 2.500%, 11/21/2020			150,000	150,447

Hotels & Motels - 1.05%
Marriott International, Inc., 2.875%, 03/01/2021			400,000	402,487

Miscellaneous Business Credit Institution - 1.25%
Ford Motor Credit Co., LLC, 3.336%, 03/18/2021			300,000	300,075
IBM Credit, LLC., 1.800%, 01/20/2021			175,000	175,799

				475,874

Motor Vehicles & Passenger Car Bodies - 0.66%
Daimler Finance North America, LLC. REGS, 3.000%, 02/22/2021			100,000	100,961
Daimler Finance North America, LLC. REGS, 3.350%, 05/04/2021			150,000	152,393

				253,354

National Commercial Banks - 4.23%
Bank of America Corp., 5.875%, 01/05/2021			300,000	304,378
Capital One Financial Co., 2.400%, 10/30/2020			450,000	450,000
Citizens Bank, 2.250%, 10/30/2020			250,000	250,107
Keybank N.A., 3.350%, 06/15/2021			300,000	306,420
Societe Generale REGS, 2.500%, 04/08/2021			300,000	303,233

				1,614,138

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.59%
DuPont de Nemours, Inc., 3.776%, 11/15/2020			223,000	223,915

Retail- Drug Stores And Proprietary Stores - 0.66%
CVS Health Corp., 2.125%, 06/01/2021			250,000	252,627

Semiconductors & Related Devices - 0.58%
Xilinx, Inc., 3.000%, 03/15/2021			220,000	222,617

Short-Term Business Credit Institutions, Except Agricultural - 0.92%
John Deer Capital Corp., 2.550%, 01/08/2021			350,000	352,134

Total Corporate Bonds			(Cost $ 5,692,416)	5,729,684

Registered Investment Companies - 58.98% (4)

Aberdeen Standard Physical Palladium Shares ETF (2)			953	206,334
American Century Focused Dynamic Growth ETF (2)			3,103	201,074
Ark Innovation ETF (2)			2,157	198,444
Cambria Tail Risk ETF			66,966	1,446,466
Direxion Daily 20+ Year Treasury Bull 3X Shares ETF (2)			80	3,199
First Trust Enhanced Short Maturity ETF			16,515	991,230
First Trust Mid Cap Growth AlphaDEX ETF (2)			3,739	200,037
First Trust NASDAQ Clean Edge Green Energy Index Fund ETF			4,662	206,760
First Trust Senior Loan ETF (2)			19,962	918,452
First Trust SSI Strategic Convertible Securities ETF			22,943	924,903
Invesco QQQ Trust Series 1 ETF			4,134	1,148,591
iShares 1-3 Year Treasury Bond ETF (2)			18,027	1,559,516
iShares 1-5 Year Investment Grade Corporate Bond ETF			24,000	1,317,840
iShares 3-7 Year Treasury Bond ETF			13,999	1,870,126
iShares Edge MSCI Min Vol USA ETF			6,968	444,071
iShares Edge MSCI USA Value Factor ETF			673	49,654
iShares International Aggregate Bond ETF (2)			16,533	920,227
iShares TIPS Bond ETF (2)			1,853	234,405
JPMorgan U.S. Aggregate Bond ETF			25,432	710,824
JPMorgan U.S. Minimum Volatility ETF			10,500	307,968
JPMorgan Ultra-Short Income ETF			3,936	199,929
PGIM Ultra Short Bond ETF			65,129	3,251,240
ProShares Short VIX Short-Term Futures ETF (2)			5,870	208,385
Quadratic Interest Rate Volatility & Inflation Hedge ETF			8,567	234,907
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			18,706	1,711,973
SPDR S&P 500 ETF Trust			3,308	1,107,816
Vanguard Intermediate-Term Treasury ETF (2)			13,067	920,962
Vanguard Short-Term Corporate Bond Index Fund ETF			12,372	1,025,020

Total Registered Investment Companies			(Cost $ 22,023,538)	22,520,353

Money Market Registered Investment Companies - 3.73%

First American Treasury Obligation Fund Class-X 0.056% (3)			1,424,593	1,424,593

Total Money Market Registered Investment Companies			(Cost $ 1,424,593)	1,424,593

Total Investments - 102.32%			(Cost $ 44,9002,648)	39,069,797

Liabilities in Excess of Other Assets - (2.32%)				(886,963)

Total Net Assets - 100.00%				38,182,834

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $322.00	27	12/18/2020	869,400	66,042
SPDR S&P 500 ETF Trust, Strike $326.00	20	12/18/2020	652,000	44,500
SPDR S&P 500 ETF Trust, Strike $334.00	50	12/18/2020	1,670,000	83,000
SPDR S&P 500 ETF Trust, Strike $350.00	33	12/18/2020	1,155,000	30,591
SPDR S&P 500 ETF Trust, Strike $312.00	20	1/15/2021	624,000	70,320
SPDR S&P 500 ETF Trust, Strike $298.00	15	3/19/2021	447,000	75,240
SPDR S&P 500 ETF Trust, Strike $302.00	15	3/19/2021	453,000	66,788
SPDR S&P 500 ETF Trust, Strike $306.00	33	3/19/2021	1,009,800	145,101
SPDR S&P 500 ETF Trust, Strike $320.00	17	3/19/2021	544,000	57,001
SPDR S&P 500 ETF Trust, Strike $350.00	43	3/19/2021	1,376,000	59,985
SPDR S&P 500 ETF Trust, Strike $320.00	20	6/18/2021	640,000	74,300
SPDR S&P 500 ETF Trust, Strike $334.00	20	6/18/2021	668,000	55,280
SPDR S&P 500 ETF Trust, Strike $330.00	67	9/17/2021	2,211,000	229,475
SPDR S&P 500 ETF Trust, Strike $340.00	25	9/17/2021	850,000	76,475

	405		13,169,200	1,134,098

Put Options
SPDR S&P 500 ETF Trust, Strike $324.00	60	12/18/2020	1,944,000	83,100
SPDR S&P 500 ETF Trust, Strike $315.00	93	3/19/2021	2,929,500	155,496
SPDR S&P 500 ETF Trust, Strike $300.00	25	9/17/2021	750,000	53,175

	178		5,623,500	291,771

Call Options Written
SPDR S&P 500 ETF Trust, Strike $347.00	(20)	12/18/2020	(694,000)	(19,220)
SPDR S&P 500 ETF Trust, Strike $356.00	(50)	12/18/2020	(1,780,000)	(30,450)
SPDR S&P 500 ETF Trust, Strike $368.00	(60)	12/18/2020	(2,208,000)	(21,480)
SPDR S&P 500 ETF Trust, Strike $341.00	(20)	1/15/2021	(682,000)	(31,260)
SPDR S&P 500 ETF Trust, Strike $335.00	(15)	3/19/2021	(502,500)	(33,435)
SPDR S&P 500 ETF Trust, Strike $340.00	(15)	3/19/2021	(510,000)	(30,000)
SPDR S&P 500 ETF Trust, Strike $375.00	(93)	3/19/2021	(3,487,500)	(53,010)
SPDR S&P 500 ETF Trust, Strike $375.00	(20)	6/18/2021	(750,000)	(16,220)
SPDR S&P 500 ETF Trust, Strike $365.00	(25)	9/17/2021	(912,500)	(36,625)
SPDR S&P 500 ETF Trust, Strike $375.00	(67)	9/17/2021	(2,512,500)	(75,710)

	(385)		(14,039,000)	(347,410)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $274.00	(20)	12/18/2020	(548,000)	(6,980)
SPDR S&P 500 ETF Trust, Strike $284.00	(50)	12/18/2020	(1,420,000)	(23,350)
SPDR S&P 500 ETF Trust, Strike $322.00	(7)	12/18/2020	(225,400)	(9,310)
SPDR S&P 500 ETF Trust, Strike $326.00	(20)	12/18/2020	(652,000)	(28,540)
SPDR S&P 500 ETF Trust, Strike $350.00	(33)	12/18/2020	(1,155,000)	(80,256)
SPDR S&P 500 ETF Trust, Strike $270.00	(20)	1/15/2021	(540,000)	(8,900)
SPDR S&P 500 ETF Trust, Strike $255.00	(30)	3/19/2021	(765,000)	(16,020)
SPDR S&P 500 ETF Trust, Strike $306.00	(33)	3/19/2021	(1,009,800)	(49,863)
SPDR S&P 500 ETF Trust, Strike $320.00	(17)	3/19/2021	(544,000)	(32,300)
SPDR S&P 500 ETF Trust, Strike $350.00	(43)	3/19/2021	(1,505,000)	(126,764)
SPDR S&P 500 ETF Trust, Strike $334.00	(20)	6/18/2021	(668,000)	(58,310)
SPDR S&P 500 ETF Trust, Strike $280.00	(67)	9/17/2021	(1,876,000)	(105,525)
SPDR S&P 500 ETF Trust, Strike $334.00	(25)	9/17/2021	(835,000)	(81,350)

	(385)		(11,743,200)	(627,468)

Total Options			(Cost $ 219,919)	450,991

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (5)
Level 1 - Quoted Prices			$39,069,797	$(974,878)
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$39,069,797	$(974,878)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(4) Exchange-traded fund.
(5) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.